Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events
33.    Subsequent events
The Bank announced a quarterly cash dividend of $0.25 US dollar cents per share corresponding to the fourth quarter of 2021. The cash dividend was approved by the Board of Directors on February 15, 2022 and it was paid on March 22, 2022 to the Bank’s stockholders as of March 7, 2022 record date.